Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Current Assets
Cash and cash equivalents	$ 11,443,059	$ 16,537,174
Accounts receivables	47,639	154,537
Prepaid expenses	946,299	1,560,847
Notes receivable	485,000	180,000
Income tax receivable	1,147,213	1,149,506
Total current assets	14,069,210	19,582,064
Non-current assets
Property and equipment, net	2,205,084	3,479,922
Long term investment	5,086,413
Deferred income tax assets	411,934	321,057
Intangible assets	398,794
Right-of-use assets	976,404	626,596
Goodwill	854,887
Total assets	24,002,726	24,009,639
Current liabilities
Accounts payable and other liabilities	2,120,660	2,960,915
Student deposits	46,040	681,818
Due to related party	140,000	140,000
Lease liabilities – current	461,161	259,297
Deferred revenue	3,286,350	4,569,664
Total current liabilities	6,054,211	8,611,694
Non-current liabilities
Lease liabilities – non current	561,897	461,997
Deferred income tax liabilities	107,674
Total liabilities	6,723,782	9,073,691
Commitments and contingencies
Shareholders’ equity
Common shares, US$0.0015873 par value, 31,500,000 shares authorized, 11,350,704 and 10,412,843 shares issued and outstanding as of September 30, 2022 and 2021, respectively	18,017	16,528
Additional paid-in capital	17,526,546	11,464,979
Subscription receivable		(200,000)
Retained earnings (deficit)	(2,416,788)	3,654,441
Accumulated other comprehensive loss	(28,939)
Total shareholders’ equity	15,098,836	14,935,948
Non-controlling interests	2,180,108
Total liabilities and shareholders’ equity	$ 24,002,726	$ 24,009,639